GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The following table summarizes the changes in goodwill for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Beginning balance	$5,747,000	$916,000
Acquisitions	357,000	4,831,000
Impairment	(6,104,000)	-
Ending balance	$-	$5,747,000